ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional Information To Statements Of Comprehensive Loss
Salaries and related benefits	$ 10,268	$ 8,887	$ 6,458
Agent commissions	425	392	335
Marketing	5,105	4,782	3,627
Travel	1,915	1,121	611
Share-based payment	486	698	252
Selling and marketing expenses	$ 18,199	$ 15,880	$ 11,283